CONSOLIDATED BALANCE SHEETS [Parenthetical] - shares	Dec. 31, 2015	Dec. 31, 2014
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	1,209,788	1,193,248
Common Stock, Shares, Outstanding	1,186,018	1,193,078
Deferred compensation plan, shares issued	62,067	55,360
Treasury stock, shares	23,770	170